Summary of Significant Accounting Policies - Summary of Receivables (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable	2,167,867	2,282,888	4,889,783
Allowance for doubtful debts	0	0	0
Accounts Receivable, Net, Current, Total	2,167,867	2,282,888	4,889,783